Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	₨ 191,531.4	$ 3,073.8	₨ 395,004.3
Less Than 12 Months Unrealized Losses	669.3	10.8	11,788.3
12 Months or Greater Fair Value	277,472.6	4,453.1	304,164.8
12 Months or Greater Unrealized Losses	1,204.8	19.3	8,422.1
Fair Value	469,004.0	7,526.9	699,169.1
Unrealized Losses	1,874.1	$ 30.1	20,210.4
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	170,801.4		382,402.0
Less Than 12 Months Unrealized Losses	216.8		11,374.1
12 Months or Greater Fair Value	277,472.6		304,164.8
12 Months or Greater Unrealized Losses	1,204.8		8,422.1
Fair Value	448,274.0		686,566.8
Unrealized Losses	1,421.6		19,796.2
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	10,602.4		363,301.9
Less Than 12 Months Unrealized Losses	37.9		11,340.9
12 Months or Greater Fair Value	277,465.1		303,851.6
12 Months or Greater Unrealized Losses	1,204.8		8,421.6
Fair Value	288,067.5		667,153.5
Unrealized Losses	1,242.7		19,762.5
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	0.0		123.8
Less Than 12 Months Unrealized Losses	0.0		0.7
12 Months or Greater Fair Value	7.5		37.1
12 Months or Greater Unrealized Losses	0.0		0.2
Fair Value	7.5		160.9
Unrealized Losses	0.0		0.9
Debt securities, other than asset and mortgage-backed securities | Fair Values Of Credit Substitutes
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	158,859.4		18,666.2
Less Than 12 Months Unrealized Losses	177.4		31.3
12 Months or Greater Fair Value	0.0		266.4
12 Months or Greater Unrealized Losses	0.0		0.2
Fair Value	158,859.4		18,932.6
Unrealized Losses	177.4		31.5
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	1,339.6		310.1
Less Than 12 Months Unrealized Losses	1.5		1.2
12 Months or Greater Fair Value	0.0		9.7
12 Months or Greater Unrealized Losses	0.0		0.1
Fair Value	1,339.6		319.8
Unrealized Losses	1.5		1.3
Mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	0.0		133.0
Less Than 12 Months Unrealized Losses	0.0		0.3
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		133.0
Unrealized Losses	0.0		0.3
Asset-backed securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	20,727.1		12,468.3
Less Than 12 Months Unrealized Losses	452.2		409.9
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	20,727.1		12,468.3
Unrealized Losses	452.2		409.9
Equity securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	2.9		1.0
Less Than 12 Months Unrealized Losses	0.3		4.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	2.9		1.0
Unrealized Losses	₨ 0.3		₨ 4.0